Summary Prospectus – April 29, 2024
JNL/Mellon U.S. Stock Market Index Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2024, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM to provide long-term capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Mellon U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

JNL/Mellon U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$32	$100	$174	$393

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2023 - 12/31/2023	2%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”).  The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Index is float market capitalization weighted.  The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.
As of December 31, 2023, the Index had 1,325 constituents and the full market capitalization range was $800.22 million to $2.99 trillion. The number of securities is not fixed and can vary from reconstitution to reconstitution.
The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.
The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.
The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests.
Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

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License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies.  The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

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Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

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Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

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Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses.  Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

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Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

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Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

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Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 26, 2021 reflects the Fund's results when the Fund did not have a sub-adviser and operated as a fund-of-funds. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective April 26, 2021, the Fund was combined with JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, and JNL/Goldman Sachs Total Yield Fund ("Acquired Funds"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.
Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Market Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Market Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class A)	25.76%	14.57%	11.62%
Morningstar US Market Extended Index (reflects no deduction for fees, expenses, or taxes)	26.22%	15.15%	12.22%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)	26.43%	15.25%	12.32%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	Life of Class (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class I)	26.13%	14.92%	11.98%
Morningstar US Market Extended Index (reflects no deduction for fees, expenses, or taxes)	26.22%	15.15%	12.22%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)	26.43%	15.25%	12.32%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
Mellon Investments Corporation (“Mellon”)
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	April 2021	Director, Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.